STOCKHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 9 – STOCKHOLDERS’ EQUITY

The Company is authorized to issue 300,000,000 shares of Common Stock, and 50,000,000 shares of Preferred Stock.

Preferred Stock

Each share of Preferred Stock has the voting power of ten (10) shares of Common Stock, and can at any time be converted into five (5), shares of Common Stock. The number of shares of Preferred Stock issued and outstanding during the reporting period(s):

Issuances in the period January 1 and September 30, 2024

Date		# Shares	Amount	Price/Share	Type	Notice
1/01/2024		—	$—	$—
8/19/2024	g	19,221,026	4,139,126	0.215	conversion Common Stock	affiliate
8/19/2024	d	8,973,405	160,950	0.018	exercise of warrant	affiliate
8/19/2024	c	776,817	353,840	0.455	debt conversion	affiliate
8/28/2024	g	22,370	14,820	0.662	conversion Common Stock	affiliate
8/28/2024	g	(100,000)	(500)	0.005	conversion Common Stock	affiliate
9/30/2024		28,893,618	$4,668,236	$0.162

Common Stock

Number of shares of Common Stock issued and outstanding during the reporting period(s):

Issuances in the period January 1 and September 30, 2023 (restated)

Date		# Shares	Amount	Price/Share	Type	Notice
1/01/2023		123,252,235	$8,515,682	$0.069
2/10/2023	a	156,250	50,000	0.320	private placement
4/14/2023	c	137,656	45,879	0.333	debt conversion
4/14/2023	c	6,763,562	2,254,197	0.333	debt conversion	affiliate
4/18/2023	a	78,125	25,000	0.320	private placement
5/10/2023	e	—	348,637	—	issuance of warrants
5/15/2023	a	114,286	40,000	0.350	private placement
5/17/2023	b	522,138	67,878	0.130	convertible note
6/26/2023	b	803,292	104,428	0.130	convertible note
7/26/2023	a	500,000	100,000	0.200	private placement
8/21/2023	f	1,612,903	145,161	0.090	public offering
8/21/2023	c	1,600,000	193,000	0.121	debt conversion
8/25/2023	a	505,186	68,200	0.135	private placement
8/30/2023	b	1,109,861	144,282	0.130	convertible note
9/14/2023	c	5,824,741	858,112	0.147	debt conversion	affiliate
9/19/2023	a	200,000	27,000	0.135	private placement
9/19/2023	a	370,370	50,000	0.135	private placement
see Note 10	d	230,000	69,077	0.300	2021 Stock Plan	affiliate
see Note 10	d	481,000	73,135	0.152	2021 Stock Plan
9/30/2023		144,355,355	$13,057,926	$0.090

Issuances in the period January 1 and September 30, 2024

Date		# Shares	Amount	Price/Share	Type	Notice
1/01/2024		145,642,333	$13,158,312	$0.090
1/17/2024	a	333,333	45,000	0.135	private placement
1/17/2024	-	—	(45,000)	—	subscription
1/18/2024	c	3,703,704	500,000	0.135	debt conversion
1/18/2024	c	3,599,289	485,904	0.135	debt conversion	affiliate
1/19/2024	a	(1,000,000)	—	—	return to treasury
1/22/2024	c	4,356,778	—	—	exercise of warrant	cashless
1/22/2024	b	8,950,474	1,163,562	0.130	convertible note
3/20/2024	b	906,618	100,000	0.110	convertible note
3/27/2024	c	3,705,808	385,404	0.104	debt conversion
4/04/2024	c	1,000,000	104,000	0.104	debt conversion
4/15/2024	b	479,192	62,295	0.130	convertible note
4/15/2024	a	173,077	18,000	0.104	private placement
4/19/2024	c	250,000	32,125	0.129	debt conversion
4/22/2024	a	194,553	25,000	0.128	private placement
5/16/2024	b	769,231	100,000	0.130	convertible note
5/20/2024	c	1,027,397	150,000	0.146	debt conversion
6/27/2024	a	212,766	20,000	0.094	private placement
8/19/2024	g	(96,105,125)	(4,139,126)	0.043	conversion Preferred Stock	affiliate
8/28/2024	g	(111,847)	(14,820)	0.133	conversion Preferred Stock	affiliate
8/28/2024	g	500,000	500	0.001	conversion Preferred Stock	affiliate
see Note 10	d	1,886,944	207,289	0.110	2021 Stock Plan	affiliate
see Note 10	d	1,764,123	187,607	0.106	2021 Stock Plan
9/30/2024		82,238,648	$12,546,052	$0.151

a	The Company claims an exemption from the registration requirements of the Securities Act for the private placement of these securities pursuant to Section 4(a)(2) of the Securities Act and/or Rule 506 of Regulation D promulgated under the Securities Act.

b	The Common Stock underlying the Convertible Note(s) are currently eligible for resale under Rule 144. At the time of sale of the promissory note, the Company claimed an exemption from the registration requirements of the Securities Act for these securities pursuant to Section 4(a)(2) of the Securities Act and/or Rule 506 of Regulation D promulgated under the Securities Act.

c	The Company claims an exemption from the registration requirements of the Securities Act pursuant to the Exchange Exemption in Rule 3(a)(9) of the Securities Act.

d	The Company claims an exemption from the registration requirements of the Securities Act for the Compensatory Benefit Plan pursuant to Rule 701 of the Securities Act.

e	The Company claims an exemption from the registration requirements of the Securities Act pursuant to the Exchange Exemption in section 12(a) of the Securities Act.

f	The shares were issued after the Company filed a registration statement with the SEC, on Form S-1

g	The Company claims an exemption from the registration requirements of the Securities Act pursuant to the Exchange Exemption under Rule 145 of the Securities Act.

h	The Company claims an exemption from the registration requirements of the Securities Act pursuant to the Exchange Exemption under Rule 144 of the Securities Act.

Common Stock Warrants

In the nine months ended September 30, 2024, the Company did not issue any Warrants. In the nine months ended September 30, 2023, the Company issued 800,000 5-year warrants exercisable at $0.20/share, in connection with the refinancing of convertible notes, valued at $0.436/share, based on Black and Scholes Option Pricing Model, for a total value of $348,637.

The following table summarizes the Company’s Common Stock warrant activity in the nine months ended September 30, 2024, and 2023:

		Number of Warrants	Weighted Average Exercise Price	Weighted- Average Remaining Expected Term
Outstanding as at January 1, 2023		542,030	$0.42	$4.1
Granted	a	800,000	0.20	5.0
Exercised		—	—	—
Forfeited/Cancelled		—	—	—
Outstanding as at September 30, 2023		1,342,030	$0.29	$4.1

Outstanding as at January 1, 2024		1,342,030	$0.29	$3.5
Granted	a	—	—	—
Exercised		—	—	—
Forfeited/Cancelled		—	—	—
Outstanding as at September 30, 2024		1,342,030	$0.29	$3.0

a	The Company claims an exemption from the registration requirements of the Securities Act for the private placement of these securities pursuant to Section 4(a)(2) of the Securities Act and/or Rule 506 of Regulation D promulgated under the Securities Act.

A warrant agreement issued in 2019 for a total of 50,000 warrants includes provisions for dilutive issuance and cash-less exercise. If exercised at December 31, 2023, the provisions would have resulted in an issuance of 1,130,114 shares at an average conversion price of $0.11, or 221,023 shares in a cash-less exercise. The warrant should have been cancelled on May 3, 2021 in connection with the issuance of a restructuring note issued in exchange for notes issued in 2019 and a reservation is held against the purchaser of the 2021 Note. The warrant is expected to forfeit on October 22, 2024.

The following table summarizes information about stock warrants that are vested or expected to vest at September 30, 2024:

	Warrants Outstanding and Exercisable
Number of Warrants	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
1,342,030	$0.29	3.0	$—

The weighted-average remaining contractual life for warrants exercisable at September 30, 2024, is 3.0 years. The aggregate intrinsic value for fully vested, exercisable warrants was $0 at September 30, 2024.

NOTE 9 – STOCKHOLDERS’ EQUITY

Preferred stock

As at December 31, 2023 and 2022, no Preferred shares have been designated or issued. Our Convertible Preferred Stock has a par value of $0.001 per share. The preferred shares can at any time be converted into shares of Common Stock at a 1:5 basis, and carry a voting-power of an “as if converted” basis multiplied by a factor of two.

Common stock

Issuances in the period January 1 and December 31, 2022 (restated)

Date		# Shares	Amount	Price/Share	Type	Notice
1/01/2022		110,840,998	$5,992,717	$0.054
7/07/2022	e	—	42,250	—	issuance of warrants
8/15/2022	a	1,400,000	598,000	0.430	private placement
8/15/2022	e	—	148,085	—	issuance of warrants
8/31/2022	b	6,081,484	1,520,371	0.250	convertible note
9/08/2022	c	4,139,503	—	—	exercise of warrants	cashless
11/28/2022	a	156,200	50,000	0.320	private placement
12/29/2022	a	93,750	30,000	0.320	private placement
see Note 10	d	280,000	78,240	0.279	2021 Stock Plan	affiliate
see Note 10	d	354,000	60,700	0.171	2021 Stock Plan
12/31/2022		123,345,985	$8,520,455	$0.069

Issuances in the period January 1 and December 31, 2023 (restated)

Date		# Shares	Amount	Price/Share	Type	Notice
1/01/2023		123,345,985	$8,520,455	$0.069
2/10/2023	a	156,250	50,000	0.320	private placement
4/14/2023	c	137,656	45,879	0.333	debt conversion
4/14/2023	c	6,763,562	2,254,197	0.333	debt conversion	affiliate
4/18/2023	a	78,125	25,000	0.320	private placement
5/10/2023	e	—	348,637	—	issuance of warrants
5/15/2023	a	114,286	40,000	0.350	private placement
5/17/2023	b	522,138	67,878	0.130	convertible note
6/26/2023	b	803,292	104,428	0.130	convertible note
7/26/2023	a	500,000	100,000	0.200	private placement
8/21/2023	f	1,612,903	145,161	0.090	public offering
8/21/2023	c	1,600,000	193,000	0.121	debt conversion
8/25/2023	a	505,186	68,200	0.135	private placement
8/30/2023	b	1,109,861	144,282	0.130	convertible note
9/14/2023	c	5,824,741	858,112	0.147	debt conversion	affiliate
9/19/2023	a	200,000	27,000	0.135	private placement
9/19/2023	a	370,370	50,000	0.135	private placement
see Note 10	d	463,163	106,348	0.230	2021 Stock Plan	affiliate
see Note 10	d	534,815	81,780	0.153	2021 Stock Plan
12/31/2023		144,642,333	$13,229,387	$0.091

a	The Company claims an exemption from the registration requirements of the Securities Act for the private placement of these securities pursuant to Section 4(a)(2) of the Securities Act and/or Rule 506 of Regulation D promulgated under the Securities Act.
b	The Common Stock underlying the Convertible Note(s) are currently eligible for resale under Rule 144. At the time of sale of the promissory note, the Company claimed an exemption from the registration requirements of the Securities Act for these securities pursuant to Section 4(a)(2) of the Securities Act and/or Rule 506 of Regulation D promulgated under the Securities Act.
c	The Company claims an exemption from the registration requirements of the Securities Act pursuant to the Exchange Exemption in Rule 3(a)(9) of the Securities Act.
d	The Company claims an exemption from the registration requirements of the Securities Act for the Compensatory Benefit Plan pursuant to Rule 701 of the Securities Act.
e	The Company claims an exemption from the registration requirements of the Securities Act pursuant to the Exchange Exemption in section 12(a) of the Securities Act.
f	The shares were issued after the Company filed a registration statement with the SEC, on Form S-1
g	The Company claims an exemption from the registration requirements of the Securities Act pursuant to the Exchange Exemption under Rule 145 of the Securities Act.
h	The Company claims an exemption from the registration requirements of the Securities Act pursuant to the Exchange Exemption under Rule 144 of the Securities Act.

Common Stock Warrants

The fair value of stock warrants granted for the year ended December 31, 2023 and 2022 was calculated with the following assumptions:

	2023	2022
Risk-free interest rate	4.29 – 4.95%	1.37 – 4.45%
Expected dividend yield	0%	0%
Volatility factor (monthly)	149.39%	155.52%
Expected life of warrant	5 years	5 years

For the year ended December 31, 2023 the Company awarded 800,000 warrants, valued at $348,637. For the year ended December 31, 2022 the Company awarded 492,030 warrants, valued at $190,335, while 22,000 warrants were retired, valued at $6,763, and 4,139,503 shares of Common Stock were issued in a cashless exercise.

The following table summarizes the Company’s Common Stock warrant activity for the year ended December 31, 2023 and 2022:

	Number of Warrants *	Weighted Average Exercise Price	Weighted Average Remaining Expected Term
Outstanding as at January 1, 2022	272,000	$2.00	3.7
Granted	492,030	0.26	5.0
Exercised	(200,000)	2.00	—
Forfeited/Cancelled	(22,000)	2.00	—
Outstanding as at December 31, 2022	542,030	$0.42	4.1
Granted	800,000	0.20	5.0
Exercised	—	—	—
Forfeited/Cancelled	—	—	—
Outstanding as at December 31, 2023	1,342,030	$0.29	3.8

*	The warrant agreements issued in 2019 for a total of 50,000 warrants include provisions for dilutive issuance and cash-less exercise. If exercised at December 31, 2023 the provisions would have resulted in an issuance of 1,130,114 shares at an average conversion price of $0.09, or 817,622 shares in a cash-less exercise. In order to mitigate the Company’s risk an administrative hold has been placed on one shareholder’s stock in the event of future exercise.

The following table summarizes information about stock warrants that are vested or expected to vest at December 31, 2023 with a market price of $0.15 at December 31, 2023:

	Warrants Outstanding				Exercisable Warrants
Number of Warrants	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value	Number of Warrants	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
1,342,030	$0.29	3.8	$—	1,342,030	$0.29	3.8	$—

The weighted-average remaining contractual life for warrants exercisable at December 31, 2023 is 3.8 years. The aggregate intrinsic value for fully vested, exercisable warrants was $0 at December 31, 2023.

The following table sets forth the status of the Company’s non-vested warrants as at December 31, 2023 and 2022.

	Number of Warrants	Weighted- Average Grant-Date Fair Value per share
Non-vested as at January 1, 2022	—	$—
Granted	492,060	0.20
Forfeited/Cancelled	—	—
Vested	492,060	0.20
Non-vested as at December 31, 2022	—	$—
Granted	800,000	0.20
Forfeited/Cancelled	—	—
Vested	800,000	0.20
Non-vested as at December 31, 2023	—	$—